OTHER ASSETS (Tables)	12 Months Ended
Sep. 30, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets [Table Text Block]	Other assets consist of the following:
	September 30,
	2016	2017
	RMB	RMB

Prepaid lease	1,683	1,196
Guarantee fund for long-term borrowing	-	3,000

	1,683	4,196